Fair Value Measurements - Additional Information (Detail) - Interest Rate Swap Contracts [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average remaining terms	4 years 2 months 12 days	4 years 6 months
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 13,861
Fixed interest rate	1.25%	1.25%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 50,000
Fixed interest rate	2.42%	2.42%